UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive
         Suite 300
         Armonk, NY  10504

13F File Number:  028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John B. Cooper
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

 /s/       John B. Cooper     Armonk, NY     February 09, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $55,385 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        *W EXP 01/19/202 026874156      126    22863 SH       SOLE                    22863        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784     1001    43154 SH       SOLE                    43154        0        0
AMGEN INC                      COM              031162100     5424    84475 SH       SOLE                    84475        0        0
APACHE CORP                    COM              037411105     1798    19850 SH       SOLE                    19850        0        0
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261      355    10000 SH       SOLE                    10000        0        0
BARRICK GOLD CORP              COM              067901108     3195    70600 SH       SOLE                    70600        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     2491   111750 SH       SOLE                   111750        0        0
CONOCOPHILLIPS                 COM              20825c104     3263    44784 SH       SOLE                    44784        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1231    19860 SH       SOLE                    19860        0        0
DOMINION RES INC VA NEW        COM              25746U109      414     7800 SH       SOLE                     7800        0        0
EL PASO CORP                   COM              28336L109      797    30000 SH       SOLE                    30000        0        0
INTEL CORP                     COM              458140100     2838   117015 SH       SOLE                   117015        0        0
ISHARES INC                    MSCI TAIWAN      464286731      426    36400 SH       SOLE                    36400        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184     1122    32180 SH       SOLE                    32180        0        0
KIMBERLY CLARK CORP            COM              494368103     3792    51550 SH       SOLE                    51550        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060u100     5864   114010 SH       SOLE                   114010        0        0
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060u589      682    27600 SH       SOLE                    27600        0        0
MEDTRONIC INC                  COM              585055106     1350    35300 SH       SOLE                    35300        0        0
MERCK & CO INC NEW             COM              58933y105     2943    78064 SH       SOLE                    78064        0        0
MICROSOFT CORP                 COM              594918104     2738   105485 SH       SOLE                   105485        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103      931    53700 SH       SOLE                    53700        0        0
NEWS CORP                      CL B             65248e203      404    22200 SH       SOLE                    22200        0        0
PFIZER INC                     COM              717081103     1234    57027 SH       SOLE                    57027        0        0
ROWAN COS INC                  COM              779382100      227     7500 SH       SOLE                     7500        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     4317    62450 SH       SOLE                    62450        0        0
SELECT SECTOR SPDR TR          TECHNOLOGY       81369y803      290    11400 SH       SOLE                    11400        0        0
SPDR SERIES TRUST              S&P HOMEBUILD    78464a888      219    12800 SH       SOLE                    12800        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      266    10450 SH       SOLE                    10450        0        0
TRANSCANADA CORP               COM              89353d107      546    12500 SH       SOLE                    12500        0        0
UNITEDHEALTH GROUP INC         COM              91324p102     1356    26750 SH       SOLE                    26750        0        0
VALERO ENERGY CORP NEW         COM              91913y100     1257    59700 SH       SOLE                    59700        0        0
WAL MART STORES INC            COM              931142103     2049    34290 SH       SOLE                    34290        0        0
WISDOMTREE TRUST               JP TOTAL DIVID   97717w851      439    14020 SH       SOLE                    14020        0        0